Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0002155226
Registrant Name	Unlimited Unicorn Opportunities Fund I
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A